UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Einhorn
Title:     President
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     David Einhorn     New York, New York     February 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-                           Greenlight Capital Advisors, L.L.C.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $2,037,789 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           Greenlight Capital Advisors, L.L.C.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     2418   102000 SH       SOLE    1              102000
AFC ENTERPRISES INC            COM              00104Q107    30909  1303642 SH       SOLE                  1303642
AMERICAN HOME MTG INVT CORP    COM              02660R107    97102  2835100 SH       SOLE                  2835100
APPLICA INC                    COM              03815A106      571    94450 SH       SOLE    1               94450
APPLICA INC                    COM              03815A106     3393   560750 SH       SOLE                   560750
ATARI INC                      COM              04651M105       75    25712 SH       SOLE    1               25712
ATARI INC                      COM              04651M105    10211  3485000 SH       SOLE                  3485000
BEAZER HOMES USA INC           COM              07556Q105     2676    18300 SH       SOLE    1               18300
BEAZER HOMES USA INC           COM              07556Q105    73105   500000 SH       SOLE                   500000
BOSTON COMMUNICATIONS GROUP    COM              100582105     2197   237800 SH       SOLE    1              237800
BOSTON COMMUNICATIONS GROUP    COM              100582105     8316   900000 SH       SOLE                   900000
CIRCUIT CITY STORE INC         COM              172737108    46920  3000000 SH       SOLE                  3000000
ENERGY CONVERSION DEVICES IN   COM              292659109     9381   485579 SH       SOLE                   485579
FEDERAL HOME LN MTG CORP       CALL             313400901     9945   425000 SH  CALL SOLE                   425000
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    26547  1489750 SH       SOLE    1             1489750
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107   342968 19246250 SH       SOLE                 19246250
GEAC COMPUTER LTD              COM              368289104      661    90200 SH       SOLE    1               90200
GEAC COMPUTER LTD              COM              368289104     8129  1109800 SH       SOLE                  1109800
GENWORTH FINL INC              COM CL A         37247D106     7142   264500 SH       SOLE    1              264500
GENWORTH FINL INC              COM CL A         37247D106    87899  3255500 SH       SOLE                  3255500
HOSPIRA INC                    COM              441060100   151813  4531717 SH       SOLE                  4531717
HOSPIRA INC                    COM              441060100    18763   560083 SH       SOLE    1              560083
IDT CORP                       CL B             448947309     3875   250300 SH       SOLE    1              250300
IDT CORP                       CL B             448947309    70032  4561500 SH       SOLE                  4561500
INFOCROSSING INC               COM              45664x109    14453   853700 SH       SOLE                   853700
INFOCROSSING INC               COM              45664X109     1207    71300 SH       SOLE    1               71300
INTEROIL CORP                  COM              460951106    26537   700900 SH       SOLE                   700900
INTEROIL CORP                  COM              460951106     2067    54600 SH       SOLE    1               54600
IPSCO INC                      COM              462622101    22452   470600 SH       SOLE                   470600
IPSCO INC                      COM              462622101     1746    36600 SH       SOLE    1               36600
M D C HLDGS INC                COM              552676108   199434  2307200 SH       SOLE                  2307200
M D C HLDGS INC                COM              552676108    15689   181500 SH       SOLE    1              181500
MCI INC                        COM              552691107    93037  4614938 SH       SOLE                  4614938
MCI INC                        COM              552691107     7762   385000 SH       SOLE    1              385000
MERCER INTL INC                SH BEN INT       588056101    27326  2565830 SH       SOLE                  2565830
MI DEVS INC                    CL A SUB VTG     55304X104   141799  4730000 SH       SOLE                  4730000
NBTY INC                       COM              628782104     3959   164900 SH       SOLE                   164900
NBTY INC                       COM              628782104      312    13000 SH       SOLE    1               13000
NEW CENTURY FINANCIAL CORP M   COM              6435EV108   196817  3079600 SH       SOLE                  3079600
NEW CENTURY FINANCIAL CORP M   COM              6435EV108    16003   250400 SH       SOLE    1              250400
PATINA OIL & GAS CORP          COM              703224105   121103  3229412 SH       SOLE                  3229412
PATINA OIL & GAS CORP          COM              703224105     2648    70600 SH       SOLE    1               70600
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    25041  2715900 SH       SOLE                  2715900
STATE AUTO FINL CORP           COM              855707105    11252   435281 SH       SOLE                   435281
VIAD CORP                      COM NEW          92552R406     6896   242050 SH       SOLE    1              242050
VIAD CORP                      COM NEW          92552R406    27013   948150 SH       SOLE                   948150
WASHINGTON GROUP INTL INC      COM NEW          938862208     1469    35600 SH       SOLE    1               35600
WASHINGTON GROUP INTL INC      COM NEW          938862208    56719  1375000 SH       SOLE                  1375000